SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayment Deposits And Other Receivables
Prepaid expenses	$ 73,375	$ 37,488	$ 34,717
Other receivables	115,707	34,821	33,578
Other deposits	36,642	36,298	30,952
Purchase in advance	29,207	37,626	14,886
Total	$ 254,931	$ 146,233	$ 114,133